Prepaid expenses and other current assets (Details) - USD ($)	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Prepaid expenses and other current assets
Prepaid clinical trial expenses	$ 4,047,248	$ 1,763,731
Canadian harmonized sales tax receivable	78,549	58,982
Other	$ 322,819	27,633	$ 1,176
Total		$ 1,850,346	$ 1,176